SHARE BASED COMPENSATION (Details 2)	12 Months Ended
Mar. 31, 2016 $ / shares shares
Options outstanding at the end of the period
Number of Shares | shares	1,904,067
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.61
Remaining Contractual Life	7 years 1 month 10 days
Options exercisable as of the end of the period
Number of Shares | shares	801,972
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.11
Remaining Contractual Life	4 years 7 months 21 days
Exercise price one
Options outstanding at the end of the period
Number of Shares | shares	250,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.60
Remaining Contractual Life	7 months 6 days
Options exercisable as of the end of the period
Number of Shares | shares	250,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.60
Remaining Contractual Life	7 months 6 days
Exercise price two
Options outstanding at the end of the period
Number of Shares | shares	77,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.60
Remaining Contractual Life	1 year 8 months 12 days
Options exercisable as of the end of the period
Number of Shares | shares	77,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 3.60
Remaining Contractual Life	1 year 8 months 12 days
Exercise price three
Options outstanding at the end of the period
Number of Shares | shares	100,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 4.75
Remaining Contractual Life	1 year 6 months
Options exercisable as of the end of the period
Number of Shares | shares	100,000
Exercise Price per Share (in dollars per share) | $ / shares	$ 4.75
Remaining Contractual Life	1 year 6 months
Exercise price four
Options outstanding at the end of the period
Number of Shares | shares	7,607
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.69
Remaining Contractual Life	2 years 10 months 24 days
Options exercisable as of the end of the period
Number of Shares | shares	7,607
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.69
Remaining Contractual Life	2 years 10 months 24 days
Exercise price five
Options outstanding at the end of the period
Number of Shares | shares	1,469,460
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.24
Remaining Contractual Life	8 years 10 months 24 days
Options exercisable as of the end of the period
Number of Shares | shares	367,365
Exercise Price per Share (in dollars per share) | $ / shares	$ 2.24
Remaining Contractual Life	8 years 10 months 24 days